SUBSEQUENT EVENTS (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended								2 Months Ended	3 Months Ended	4 Months Ended				8 Months Ended	9 Months Ended		10 Months Ended		12 Months Ended						15 Months Ended	99 Months Ended	108 Months Ended									1 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended						1 Months Ended	3 Months Ended	1 Months Ended					3 Months Ended
	Jan. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Apr. 30, 2012 USD ($)	Mar. 31, 2011	May 31, 2009 GBP (£)	Aug. 31, 2007	Feb. 28, 2005	Sep. 30, 2012 USD ($)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Jan. 31, 2013 December 2012 Financing [Member] USD ($)	Jan. 31, 2013 January 2013 Financing [Member] USD ($)	Sep. 30, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series C Warrants [Member]	Jan. 31, 2013 January Warrants [Member]	Sep. 30, 2013 Agent Agreement In January 2013 Financing [Member]	Sep. 30, 2013 Private Placement [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Nov. 30, 2013 Subsequent Event [Member] Employee [Member] USD ($)	Oct. 31, 2013 Subsequent Event [Member] Board of Directors [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] December 2012 Financing [Member] USD ($)	Jan. 17, 2013 Subsequent Event [Member] December 2012 Financing [Member] GBP (£)	Jan. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Series A Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series B Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series C Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] January Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Agent Agreement In January 2013 Financing [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member] Series A Warrants [Member]
Stock Issued During Period, Shares, New Issues (in shares)		751,500	232,558						18,375	10,950,696	10,000	522,026	200,778	200,778	242,500			410,097	410,097																		67,500	405,500			765,250		380,150					67,500		405,500					765,250		165,500
Common Stock, Par or Stated Value Per Share (in dollars per share)			£ 0.01											£ 0.01					£ 0.01										£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	$ 0.01												£ 0.01
Equity Issuance, Per Share Amount (in dollars per share)		$ 2.00							$ 2.00		$ 2.25			£ 1	$ 1.72				£ 0.8						$ 1.58												$ 2.00	$ 2.00					$ 2.00					$ 2.00		$ 2.00							$ 2.00
Stock Issued During Period, Value, New Issues																$ 12,714				$ 1,937	$ 930	$ 312	$ 499	$ 69	$ 3,091	$ 3,593											$ 135											$ 135
Warrants Granted To Purchase Ordinary Shares (in shares)		375,750		79,000							5,000									261,731																	33,750		375,000	187,500		43,035	190,075		21			33,750				202,750	375,000	187,500			10,800	82,750
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)				$ 2							$ 2.25									$ 2.00																	$ 2.00						$ 2.00		$ 2.00			$ 2.00									$ 2.00
Description Of Purchase Agreement From Each Investor		the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").							If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.																												(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").				(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January 2013 Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $1 for $1 basis, in lieu of cash consideration (the "January 2013 Most Favored Nation").							(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").							(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January Most Favored Nation").
Proceeds From Issuance Of Detachable Warrant and Freestanding Liability Instrument																																																17
Proceeds From Issuance Of Common Stock		1,503							37	6,753	23	951	312		400	0	0	522		118	75	60					253	253															760	1,277				118		429	290
Proceeds From Issuance Of Stock and Warrants		190																																				811												811							331
Warrants Granted To Purchase Ordinary Shares Value																																											5													43,035	5
Advisory and Legal Services Expenses																																													70												14
Resale Agreement, Percentage Of Ordinary Shares	133.00%	133.00%																		133.00%																									133.00%
Percentage Of Original Invested Amount To Pay For Each Investor																																													1.00%
Percentage Of Interest Rate Per Month																																													1.50%
Warrant Cancelled Per Share (in dollars per share)	$ 0.001																																												$ 0.001
Closing Price Of Ordinary Shares (in dollars per share)	$ 3.75																																												$ 3.75
Average Daily Volume Of Ordinary Shares (in shares)	75,000																																												75,000
Minimum Percentage Of Beneficial Owned Of Ordinary Shares																																													4.90%
Proceeds From Detachable Warrant																																																		382	41
Stock and Warrants Issuance Cost																																						70												91	20
Financial Expense Of Warrants																																																		43	2
Payments of Stock Issuance Costs		163										21						23																																48	18
Subsequent Event, Amount Inestimable																																																		3,500
Warrants Granted To Purchase Ordinary Shares Contractual Life																																											5 years		5 years												5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					152,000	30,000	20,475	300,000			2,988					1,270,000				410,000																										200,000	100,000
Fair Value Adjustment of Warrants	$ 21															$ 80																													$ 21
Exercise Price Per Share Options						£ 0.8					$ 1.56																																			$ 0.57	$ 2.00